Supplement dated September 19, 2016
to the Prospectus, of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Strategic Municipal Income Fund (formerly Columbia AMT-Free Tax-Exempt Bond Fund)	12/1/15
At a Joint Special Meeting of Shareholders of the Fund held on April 15, 2016, shareholders of the Fund approved, in accordance with the recommendations of the Fund’s Board of Trustees (the Board), proposals to (i) change the Fund’s investment objective, (ii) convert the Fund’s investment objective from fundamental to non-fundamental (meaning that the Board may change the objective without shareholder approval) and (iii) change the Fund’s 80% policy to allow securities the income on which is subject to the federal alternative minimum tax (AMT) to count towards compliance with the policy. In connection with these changes, the Fund’s name and principal investment strategies will also change. The effective date of these changes is April 18, 2016 (the Effective Date). Accordingly, the following changes are hereby made to the Fund’s prospectus.
As of the Effective Date, the Fund’s name is changed to Columbia Strategic Municipal Income Fund.
As of the Effective Date, the “Investment Objective” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
Columbia Strategic Municipal Income Fund (the Fund) seeks total return, with a focus on income exempt from federal income tax and capital appreciation.
As of the Effective Date, the “Principal Investment Strategies” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. The Fund may invest broadly in municipal bond obligations of any duration, maturity and credit quality, including below investment grade (junk) bonds. The Fund may invest up to 20% of its net assets in securities the income on which is subject to federal income tax and may invest without limit in securities the income on which is subject to the federal alternative minimum tax (AMT). The Fund may from time to time emphasize one or more sectors in selecting its investments, including the health services sector.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund and the Fund’s investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.
The Fund may invest in securities of other open-end or closed-end investment companies, including exchange-traded funds and municipal bond market funds, that invest primarily in the types of securities in which the Fund may invest directly. The Fund may invest in derivatives, including inverse floaters and bond futures, for the purposes of enhancing income and managing portfolio duration. Given the flexible investment approach of the Fund, its maturity, duration, credit quality and sector allocations may fluctuate in order to achieve its investment objective.
As of the Effective Date, Exchange-Traded Fund (ETF) Risk and Money Market Fund Investment Risk are hereby added under the caption “Principal Risks” in the “Summary of the Fund” section:
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although certain types of money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in these and other types of money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds. In the event that a money market fund’s
SUP118_07_003_(09/16)

portfolio liquidity declines below a certain level, the money market fund’s board may impose a liquidity fee on redemptions of up to 2% or suspend redemptions for a period of time (i.e., impose a redemption gate). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares.
As of the Effective Date, the “Performance Information” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund’s returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	3rd Quarter 2009	8.12%
	Worst	4th Quarter 2010	-5.11%

SUP118_07_003_(09/16)

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/24/1976
returns before taxes		0.74%	6.09%	4.53%
returns after taxes on distributions		0.67%	6.07%	4.52%
returns after taxes on distributions and sale of Fund shares		2.21%	5.72%	4.43%
Class B returns before taxes	03/20/1995	-1.80%	5.60%	4.06%
Class C returns before taxes	06/26/2000	2.18%	5.93%	4.06%
Class R4 returns before taxes	03/19/2013	4.21%	6.87%	4.92%
Class R5 returns before taxes	12/11/2013	4.19%	6.88%	4.93%
Class Z returns before taxes	09/27/2010	4.21%	7.00%	4.96%
Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		3.30%	5.35%	4.72%
Barclays High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		1.81%	7.17%	4.80%

As of the Effective Date, the list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund” section is superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Catherine Stienstra	Senior Portfolio Manager	Lead Manager	2007
Chad Farrington, CFA	Senior Analyst, Head of Municipal Bond Research and Portfolio Manager	Co-manager	April 2016
As of the Effective Date, the “Investment Objective” in the “More Information About the Fund” section is hereby superseded and replaced with the following:
Columbia Strategic Municipal Income Fund (the Fund) seeks total return, with a focus on income exempt from federal income tax and capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
As of the Effective Date, the information under the caption “Principal Investment Strategies” in the “More Information About the Fund” section is hereby superseded and replaced with the following:
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. The Fund may invest broadly in municipal bond obligations of any duration, maturity and credit quality, including below investment grade (junk) bonds.  The Fund may invest up to 20% of its net assets in securities, the income on which is subject to federal income tax and may invest without limit in securities the income on which is subject to the federal alternative minimum tax (AMT). The Fund may from time to time emphasize one or more sectors in selecting its investments, including the health services sector.
The Fund may invest in fixed-income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund and the Fund’s investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.
The Fund may invest in securities of other open-end or closed-end investment companies, including exchange-traded funds and municipal bond money market funds, that invest primarily in the types of securities in which the Fund may invest directly.  The Fund may invest in derivatives, including inverse floaters and bond futures, for the purposes of enhancing income and managing portfolio duration.  Given the flexible investment approach of the Fund, its maturity, duration, credit quality and sector allocations may fluctuate in order to achieve its investment objective.
In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) chooses investments by:
■	Considering opportunities and risks in municipal obligations given current and expected interest rates;
■	Identifying municipal obligations across the credit quality spectrum, including non-rated and below investment grade securities that fit the Fund’s investment strategy; and

SUP118_07_003_(09/16)

■	Seeking to identify investments that contribute to portfolio diversification. The Investment Manager will weight certain credit sectors, maturities, states or bond structures based on the Investment Manager’s expectations for growth and expected market trends.
In evaluating whether to sell a security, the Investment Manager considers, among other factors, whether in its view:
■	The security is overvalued relative to alternative investments;
■	The issuer’s credit rating declines or the Investment Manager expects a decline (the Fund may continue to own securities that are downgraded until the Investment Manager believes it is advantageous to sell);
■	Political, economic, or other events could affect the issuer’s performance;
■	The Investment Manager identifies a more attractive opportunity;
■	The issuer or security no longer meets the security selection criteria described above.
The Fund’s investment policy with respect to 80% of its net assets may not be changed without shareholder approval.
As of the Effective Date, Exchange-Traded Fund (ETF) Risk and Money Market Fund Investment Risk are hereby added under the caption “Principal Risks” in the More Information About the Fund section:
Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a particular benchmark), which indirectly subjects the Fund to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although certain types of money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in these and other types of money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. To the extent these fees and expenses, along with the fees and expenses of any other funds in which the Fund may invest, are expected to equal or exceed 0.01% of the Fund’s average daily net assets, they will be reflected in the Annual Fund Operating Expenses set forth in the table under “Fees and Expenses of the Fund.” By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective, and the Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds. In the event that a money market fund’s portfolio liquidity declines below a certain level, the money market fund’s board may impose a liquidity fee on redemptions of up to 2% or suspend redemptions for a period of time (i.e., impose a redemption gate). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares.
As of the Effective Date, the information under the caption “Primary Service Providers - Portfolio Manager” in the “More Information About the Fund” section is hereby superseded and replaced with the following:

SUP118_07_003_(09/16)

Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Catherine Stienstra	Senior Portfolio Manager	Lead Manager	2007
Chad Farrington, CFA	Senior Analyst, Head of Municipal Bond Research and Portfolio Manager	Co-manager	April 2016
Ms. Stienstra joined the Investment Manager in 2007 as a senior portfolio manager.  Ms. Stienstra began her investment career in 1988 and earned a B.A. from the University of Nebraska.
Mr. Farrington joined one of the Columbia Management legacy firms or acquired business lines in 2003. Mr. Farrington began his investment career in 1998 and earned a B.S. from Montana State University.
Shareholders should retain this Supplement for future reference.
5
SUP118_07_003_(09/16)